UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-6120

THE FIRST ISRAEL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	September 30th

Date of reporting period:	April 1, 2005 to June 30, 2005

Item 1:                                  Schedule of Investments

Schedule of Investments

The First Israel Fund, Inc.

Schedule of Investments - June 30, 2005 (unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-87.94%
Israel-85.63%
Aerospace/Defense - Equipment-0.75%
Elbit Systems Ltd.	23,500	$520,601

Banking-10.60%
Bank Hapoalim Ltd.	1,230,000	3,861,878
Bank Leumi Le-Israel Ltd.	1,100,000	2,829,258
United Mizrahi Bank Ltd. †	160,000	654,673
		7,345,809
Building - Heavy Construction-0.57%
Housing & Construction Holdings Ltd. †	625,000	392,808

Chemicals-8.28%
Israel Chemicals Ltd.	1,150,000	3,600,128
Makhteshim-Agan Industries Ltd.	392,501	2,135,616
		5,735,744
Computer Data Security-5.37%
Check Point Software Technologies Ltd. †	188,100	3,724,380

Computer Software-1.15%
Formula Systems (1985) Ltd.	68,500	794,803

Conglomerates-4.97%
Discount Investment Corporation	33,500	670,902
Elco Holdings Ltd.	87,601	811,932
IDB Development Corporation Ltd.	44,501	1,144,052
IDB Holding Corporation Ltd.	42,751	816,220
		3,443,106
Construction-0.20%
Bayside Land Corporation Ltd.	1,174	140,497

Diversified Operations-0.43%
Elbit Medical Imaging Ltd.	11,001	173,741
Macpell Industries Ltd. †	116,074	75,752
Plasson Ltd.	4,000	50,827
		300,320
Electronic Components/Semiconductors-0.35%
Telsys Ltd.	50,000	242,686

Electronics/Electrical Equipment-1.79%
Camtek Ltd. †	29,400	81,438
Electra Consumer Products Ltd.	50,000	357,825
Electra (Israel) Ltd.	9,142	632,754
Nisko Industries (1992) Ltd.	32,500	169,325
		1,241,342
Financial Services-1.42%
F.I.B.I. Holdings Ltd. †	35,000	349,250
Gachelet Investments Co., Ltd. †	9,500	634,412
		983,662
Food & Beverages-0.09%
Gan Shmuel Food Industries	16,940	61,028

Food-Retail-0.34%
Supersol Ltd.	100,000	234,042

Industrial Technology-2.07%
Orbotech, Ltd. †	66,755	1,434,565

Insurance-7.22%
Clal Insurance Enterprise Holdings Ltd.	37,000	672,624
Harel Insurance Investments Ltd.	121,000	4,334,116
		5,006,740
Internet Software-0.97%
MIND C.T.I. Ltd.	72,200	202,160
RADWARE Ltd. †	25,900	468,272
		670,432
Investment & Holding Companies-1.24%
Ampal-American Israel Corp., Class A †	206,000	828,120
The Renaissance Fund LDC † ‡	60	33,428
		861,548
Metal Products-0.12%
Klil Industries Ltd. †	18,654	81,824

Mortgage Banking-4.04%
Discount Mortgage Bank Ltd. †	11,970	1,218,170
Israel Discount Bank Ltd., Class A †	1,300,000	1,584,694
		2,802,864
Paper & Related Products-0.33%
American Israeli Paper Mills Ltd.	5,201	226,131

Pharmaceuticals-13.59%
Develogen AG † *	497	105,016
Perrigo Co.	121,767	1,674,695
Teva Pharmaceutical Industries Ltd., ADR	245,400	7,641,756
		9,421,467
Real Estate Operations/Development-1.24%
Industrial Buildings Corporation Ltd.	180,279	193,189
Property & Building Corporation Ltd.	8,525	665,713
		858,902
Semiconductor & Related Technology-1.42%
DSP Group, Inc. †	41,300	985,831

Technology-0.00%
Lenslet Ltd., Series E Preferred † *	30,838	0

Telecommunications-7.98%
AudioCodes Ltd. †	35,000	348,250
Bezeq Israeli Telecommunication Corporation Ltd. †	2,900,000	3,340,066
ECI Telecom Ltd. †	105,164	872,861
NICE Systems Ltd., ADR †	24,600	970,962
		5,532,139
Trading Companies-0.58%
Rapac Electronics Ltd.	116,278	295,382
Rapac Technologies (2000) Ltd.	31,801	105,888
		401,270
Transportation Services-0.69%
Dan Vehicle & Transportation	100,000	477,544

Venture Capital-7.83%
ABS GE Capital Giza Fund, L.P. † ‡	1,250,001	244,325
Advent Israel (Bermuda) L.P. † ‡	1,682,293	75,010
BPW Israel Ventures LLC † ‡	1,517,348	881,763
Concord Ventures II Fund L.P. † ‡	1,820,000	739,708
Delta Fund I, L.P. † ‡	212,940	131,797
Formula Ventures L.P. † ‡	1,000,000	109,600
Giza GE Venture Fund III L.P. † ‡	1,025,000	575,855
K.T. Concord Venture Fund L.P. † ‡	1,000,000	514,572
Neurone Ventures II, L.P. † ‡	483,684	242,930
Pitango Fund II LLC † ‡	1,000,000	237,526
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡	1,500,000	860,700
SVE Star Ventures Enterprises No. II † ‡	5	139,264
Walden-Israel Ventures, L.P. † ‡	500,000	82,260
Walden-Israel Ventures III, L.P. † ‡	774,813	590,740
		5,426,050
Total Israel (Cost $50,170,748)		59,348,135

Global-2.31%
Venture Capital-2.31%
Emerging Markets Ventures I L.P. (Cost $1,553,955) † ‡	2,216,375	1,602,040

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $51,724,703)		60,950,175

	Principal Amounts (000’s)
SHORT-TERM INVESTMENTS-11.98%

Grand Cayman-11.98%

HSBC Bank USA., overnight deposit, 2.45%, 07/01/05** (Cost $8,306,000)	$8,306	8,306,000

Total Investments-99.92% (Cost $60,030,703)		69,256,175

Cash and Other Assets in Excess of Liabilities-0.08%		57,035

NET ASSETS-100.00%		$69,313,210

†	Non-income producing security.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

*

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**	Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.
ADR	American Depository Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  At June 30, 2005, the Fund held 10.34% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $13,357,103 and a fair value of $7,166,534. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

	Number of	Acquisition		Fair Value At	Value per	Percent of	Distributions	Open
Security	Units/Shares	Date(s)	Cost	06/30/05	Unit/Share	Net Assets	Received	Commitments
ABS GE Capital Giza Fund, L.P.	1,250,001	02/03/98 - 02/13/02	$1,025,576	$244,325	$0.20	0.35%	$1,605,498	—

Advent Israel (Bermuda) L.P.	1,682,293	06/16/93 - 01/16/98	1,836,859	75,010	0.04	0.11%	3,851,769	—

BPW Israel Ventures LLC	1,482,848	10/05/00 - 07/1/04	1,179,176	861,715	0.58	1.25%
	17,250	01/03/05	17,250	10,024	0.58	0.01%
	17,250	06/29/05	17,250	10,024	0.58	0.01%
	1,517,348		1,213,676	881,763		1.27%	—	$782,652

Concord Ventures II Fund L.P.	1,760,000	03/29/00 - 08/19/04	1,378,079	715,322	0.41	1.03%
	60,000	03/04/05	60,000	24,386	0.41	0.04%
	1,820,000		1,438,079	739,708		1.07%	—	180,000

Delta Fund I, L.P.	212,940	11/15/00 - 07/01/04	133,521	131,797	0.62	0.19%	45,794	37,500

Emerging Markets Ventures I L.P.	2,205,494	01/22/98 - 07/06/04	1,543,074	1,594,175	0.72	2.30%
	10,881	01/10/05	10,881	7,865	0.72	0.01%
	2,216,375		1,553,955	1,602,040		2.31%	603,504	283,625

Formula Ventures L.P.	1,000,000	08/06/99 - 06/14/04	296,466	109,600	0.11	0.16%	264,430	—

Giza GE Venture Fund	850,000	1/31/00 - 03/15/04	607,469	477,538	0.56	0.69%
	112,500	10/11/04	112,500	63,204	0.56	0.09%
	62,500	02/14/05	62,500	35,113	0.56	0.05%
	1,025,000		782,469	575,855		0.83%	42,071	225,000

K.T. Concord Venture Fund L.P.	1,000,000	12/08/97 - 09/29/00	810,693	514,572	0.51	0.75%	329,701	—

Neurone Ventures II, L.P.	438,684	11/24/00 - 09/24/04	271,140	220,329	0.50	0.32%
	45,000	03/24/05	45,000	22,601	0.50	0.03%
	483,684		316,140	242,930		0.35%	30,083	277,500

Pitango Fund II LLC	1,000,000	10/31/96-08/01/01	532,408	237,526	0.24	0.34%	1,115,588	—

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,250,000	12/21/00 - 08/09/04	966,948	717,250	0.57	1.03%
	250,000	03/30/05	250,000	143,450	0.57	0.21%
	1,500,000		1,216,948	860,700		1.24%	—	500,000

SVE Star Ventures Enterprises No. II	5	10/10/94	327,640	139,264	27,852.80	0.20%	4,255,723	—

The Renaissance Fund LDC	60	03/30/94 - 03/21/97	213,330	33,428	557.23	0.05%	567,308	—

Walden Israel Ventures, L.P.	500,000	09/28/93 - 05/16/97	358,111	82,260	0.16	0.12%	442,280	—

Walden Israel Ventures III, L.P.	492,938	02/23/01 - 05/27/04	377,358	375,830	0.76	0.54%
	75,625	11/10/04	75,625	57,659	0.76	0.08%
	96,250	03/02/05	96,250	73,384	0.76	0.11%
	110,000	06/09/05	110,000	83,867	0.76	0.12%
	774,813		659,233	590,740		0.85%	—	600,188

Total			$12,715,104	$7,061,518		10.19%	$13,153,749	$2,886,465

Federal Income Tax Cost - At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $60,119,577, $20,090,226, $(10,953,628) and $9,136,598, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FIRST ISRAEL FUND, INC.

/s/Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	August 29, 2005

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	August 29, 2005